Goodwill - Schedule of changes in the carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 424,099		¥ 576,989
Goodwill acquired in business combinations	35,935			¥ 576,989
Impairment loss	0		(152,890)	0
Ending balance	¥ 460,034	$ 65,784	¥ 424,099	¥ 576,989